                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Trust Series
Global Value Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Financial - 32.2%
Banking - 15.1%
Bank Hapoalim BM                                          204,400    $   945,911
Bank Leumi Le-Israel                                      217,500        780,755
Bank of America Corp.                                     120,710      6,140,518
BNP Paribas SA                                             41,800      4,358,774
Citigroup, Inc.                                           124,400      6,269,760
Credit Suisse Group (a)                                    88,300      6,101,209
Federal Home Loan Mortgage Corp.                           72,500      4,653,050
Federal National Mortgage Association                      91,300      5,179,449
Fortis (Euronext Brussels)                                 94,000      4,038,813
HBOS PLC                                                  242,170      5,125,607
Industrial Bank of Korea                                   31,400        625,833
JPMorgan Chase & Co.                                      134,600      6,649,240
Kookmin Bank                                                7,000        628,718
Royal Bank of Scotland Group PLC                          147,700      5,807,181
Shinhan Financial Group Co., Ltd.                          18,060      1,018,616
Standard Bank Group Ltd.                                   57,300        797,646
State Bank of India Ltd. (GDR)                             17,830      1,043,055
Sumitomo Mitsui Financial Group, Inc.                         439      4,270,832
                                                                     -----------
                                                                      64,434,967
                                                                     -----------
Financial Services - 4.1%
Countrywide Financial Corp.                                68,900      2,637,492
Goldman Sachs Group, Inc.                                  11,900      2,399,040
MBIA, Inc.                                                 26,183      1,740,384
Merrill Lynch & Co., Inc.                                  53,300      4,460,144
ORIX Corp.                                                 18,900      5,206,516
Unibanco - Uniao de Bancos Brasileiros
   SA (GDR)                                                 9,600        820,608
                                                                     -----------
                                                                      17,264,184
                                                                     -----------
Insurance - 13.0%
Allianz SE                                                 20,700      4,453,684
American International Group, Inc.                         50,400      3,381,840
Aviva PLC                                                 306,191      4,902,813
Chubb Corp.                                                29,600      1,511,080
Fondiaria-Sai SpA (ordinary shares)                        60,200      2,743,617
Friends Provident PLC                                     598,874      2,413,992
Genworth Financial, Inc.-Class A                           93,600      3,310,632
Hartford Financial Services Group, Inc.                    18,700      1,768,272
ING Canada, Inc.                                           57,338      2,550,698
ING Groep NV                                              168,400      7,183,916
MetLife, Inc.                                              74,600      4,710,990

Muenchener Rueckversicherungs AG                           45,571      7,261,645
PartnerRe, Ltd.                                            15,200      1,056,096
QBE Insurance Group, Ltd.                                 107,900      2,733,597
Sanlam, Ltd.                                              292,050        765,668
The Travelers Cos, Inc.                                    34,730      1,762,895
XL Capital Ltd.-Class A                                    43,400      3,081,400
                                                                    ------------
                                                                      55,592,835
                                                                    ------------
                                                                     137,291,986
                                                                    ------------
Capital Equipment - 9.6%
Aerospace & Defense - 1.6%
BAE Systems PLC                                           231,000      1,967,400
Boeing Co.                                                 11,100        968,697
European Aeronautic Defence & Space
   Co., NV                                                114,920      3,927,755
                                                                    ------------
                                                                       6,863,852
                                                                    ------------
Automobiles - 5.7%
Compagnie Generale des Etablissements
   Michelin-Class B                                        48,800      5,069,369
Continental AG                                             15,800      1,970,584
Honda Motor Co. Ltd.                                       46,000      1,709,591
Hyundai Mobis                                              12,590      1,050,331
Renault SA                                                 62,500      7,420,969
Toyota Motor Corp.                                        103,600      6,958,401
                                                                    ------------
                                                                      24,179,245
                                                                    ------------
Machinery & Engineering - 0.5%
Sumitomo Heavy Industries Ltd.                            187,000      1,926,541
                                                                    ------------
Multi-Industry - 1.8%
General Electric Co.                                      225,400      7,870,968
                                                                    ------------
                                                                      40,840,606
                                                                    ------------
Industrial Commodities - 9.2%
Chemicals - 2.3%
BASF AG                                                    56,700      5,767,010
Hanwha Chem Corp.                                          35,200        503,285
Mitsui Chemicals, Inc.                                    405,000      3,520,825
                                                                    ------------
                                                                       9,791,120
                                                                    ------------
Forest & Paper - 0.2%
Smurfit-Stone Container Corp. (b)                          77,400        955,116
                                                                    ------------
Metal - Nonferrous - 2.1%
Teck Cominco, Ltd.-Class B                                 18,200      1,283,461
Xstrata PLC                                                98,140      4,594,386
Zinifex Ltd.                                              234,900      3,095,424
                                                                    ------------
                                                                       8,973,271
                                                                    ------------
Metal - Steel - 4.6%
China Steel Corp. (GDR)                                    20,604        442,986
Gerdau SA (ADR)                                            73,800      1,265,670
Hyundai Steel Co.                                          26,590        938,403
IPSCO, Inc.                                                23,391      2,545,891
JFE Holdings, Inc.                                        117,700      7,280,346
Mittal Steel Co. NV (Euronext Amsterdam)                   60,000      3,041,870

Mittal Steel Co. NV (Euronext Paris)                       36,422      1,840,102
POSCO                                                       5,400      2,026,722
                                                                    ------------
                                                                      19,381,990
                                                                    ------------
                                                                      39,101,497
                                                                    ------------
Energy - 8.7%
Energy Sources - 8.7%
BP PLC                                                    116,400      1,193,282
Chevron Corp.                                              76,200      5,228,082
China Petroleum & Chemical Corp.-Class H                  836,000        666,695
ConocoPhillips                                             62,350      4,078,937
EnCana Corp.                                               63,300      3,076,783
ENI SpA                                                   153,350      4,696,708
Husky Energy, Inc.                                         32,400      2,102,565
MOL Hungarian Oil and Gas NyRt                             17,500      1,875,820
Nexen, Inc.                                                    31          1,777
OMV AG                                                     24,000      1,336,361
PetroChina Co., Ltd.-Class H                              746,000        872,748
Petroleo Brasileiro SA (NY) (ADR)                          25,200      2,055,816
PTT PCL                                                    88,500        541,014
Repsol YPF SA                                             132,100      4,181,091
Total SA                                                   79,500      5,354,535
                                                                    ------------
                                                                      37,262,214
                                                                    ------------
Consumer Staples - 8.0%
Beverages & Tobacco - 2.6%
Altria Group, Inc.                                         78,350      6,603,338
Japan Tobacco, Inc.                                           833      3,809,561
PepsiCo, Inc.                                              14,000        884,100
                                                                    ------------
                                                                      11,296,999
                                                                    ------------
Food & Household Products - 5.4%
Clorox Co.                                                 12,000        760,320
Coles Myer Ltd.                                           284,800      3,444,698
J Sainsbury PLC                                           526,100      5,265,810
Kellogg Co.                                                56,700      2,830,464
Kroger Co.                                                134,200      3,444,914
Safeway, Inc.                                             126,700      4,380,019
Sara Lee Corp.                                            173,000      2,847,580
                                                                    ------------
                                                                      22,973,805
                                                                    ------------
                                                                      34,270,804
                                                                    ------------
Technology/Electronics - 7.0%
Data Processing - 4.1%
Accenture Ltd.-Class A                                     85,600      3,055,920
Canon, Inc.                                                32,500      1,760,331
Electronic Data Systems Corp.                             140,600      3,939,612
International Business Machines Corp.                      57,800      5,375,978
Microsoft Corp.                                           124,100      3,495,897
                                                                    ------------
                                                                      17,627,738
                                                                    ------------
Electrical & Electronics - 0.3%
Compal Electronics, Inc. (GDR)                            154,608        664,814
Compal Electronics, Inc.                                  272,926        234,571

Siliconware Precision Industries Co.                      187,000        328,679
                                                                    ------------
                                                                       1,228,064
                                                                    ------------
Electronic Components & Instruments - 2.6%
AU Optronics Corp.                                        822,000      1,156,677
CMC Magnetics Corp. (b)                                   731,000        217,705
Flextronics International Ltd. (b)                        133,500      1,459,155
LG.Philips LCD Co. Ltd. (b)                                14,400        474,641
Samsung Electronics Co. Ltd.                                1,500        905,963
Sharp Corp.                                               255,000      4,751,286
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                              93,410      1,036,851
United Microelectronics Corp.                           1,687,000      1,002,118
                                                                    ------------
                                                                      11,004,396
                                                                    ------------
                                                                      29,860,198
                                                                    ------------
Consumer Cyclical - 6.6%
Appliances & Household Durables - 0.4%
Black & Decker Corp.                                       19,700      1,660,119
                                                                    ------------
Broadcasting & Publishing - 3.3%
CBS Corp.-Class B                                         182,400      5,535,840
Comcast Corp.-Special-Class A (b)                          65,100      1,656,795
Lagardere SCA                                              31,613      2,425,110
Time Warner, Inc.                                         217,000      4,415,950
                                                                    ------------
                                                                      14,033,695
                                                                    ------------
Leisure & Tourism - 1.2%
McDonald's Corp.                                           79,600      3,480,112
TUI AG                                                     76,800      1,790,718
                                                                    ------------
                                                                       5,270,830
                                                                    ------------
Merchandising - 1.7%
Federated Department Stores, Inc.                          54,900      2,451,834
Home Retail Group                                         383,300      3,184,593
Office Depot, Inc. (b)                                     42,000      1,401,120
                                                                    ------------
                                                                       7,037,547
                                                                    ------------
                                                                      28,002,191
                                                                    ------------
Medical - 4.7%
Health & Personal Care - 4.7%
AstraZeneca PLC                                            61,300      3,437,522
McKesson Corp.                                             55,900      3,116,984
Merck & Co. Inc.                                           81,500      3,599,040
Pfizer, Inc.                                              219,500      5,478,720
Sanofi-Aventis                                             51,961      4,412,122
                                                                    ------------
                                                                      20,044,388
                                                                    ------------
Transportation - 3.5%
Transportation - Airlines - 2.1%
Air France-KLM                                             70,300      3,047,091
Deutsche Lufthansa AG                                     157,000      4,251,992
Macquarie Airports Management Ltd.                        591,104      1,724,712
                                                                    ------------
                                                                       9,023,795
                                                                    ------------
Transportation - Road & Rail - 0.5%
Macquarie Infrastructure Group                            713,680      2,160,538
                                                                    ------------

Transportation - Shipping - 0.9%
Mitsui OSK Lines Ltd.                                     334,000      3,787,626
                                                                    ------------
                                                                      14,971,959
                                                                    ------------
Telecommunications - 2.9%
Telecommunications - 2.9%
China Netcom Group Corp Ltd.                              466,000      1,100,223
Sprint Nextel Corp.                                       284,000      5,475,520
Vodafone Group PLC                                      2,074,912      5,748,236
                                                                    ------------
                                                                      12,323,979
                                                                    ------------
Utilities - 2.1%
Utility (Electric & Gas) - 2.1%
American Electric Power Co., Inc.                          28,550      1,280,753
E.ON AG                                                    37,700      4,942,013
Entergy Corp.                                              25,800      2,546,460
                                                                    ------------
                                                                       8,769,226
                                                                    ------------
Construction & Housing - 0.7%
Construction & Housing - 0.4%
George Wimpey PLC                                          60,000        667,205
Taylor Woodrow PLC                                        100,000        796,270
                                                                    ------------
                                                                       1,463,475
                                                                    ------------
Real Estate - 0.3%
Sino Land Co.                                             610,869      1,406,733
                                                                    ------------
                                                                       2,870,208
                                                                    ------------
Total Common Stocks
   (cost $323,875,783)                                               405,609,256
                                                                    ------------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Metal - Steel - 0.4%
Usinas Siderurgicas de Minas Gerais SA                     38,300      1,596,842
                                                                    ------------
Electronic Components & Instruments - 0.1%
Samsung Electronics Co. Ltd.                                1,300        601,829
                                                                    ------------
Total Non-Convertible - Preferred Stocks
   (cost $1,221,738)                                                   2,198,671
                                                                    ------------
SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio (c)
   (cost $11,785,029)                                  11,785,029     11,785,029
                                                                    ------------
Total Investments - 98.5%
   (cost $336,882,550)                                               419,592,956
Other assets less liabilities - 1.5%                                   6,351,786
                                                                    ------------
Net Assets - 100.0%                                                 $425,944,742
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                                          Value at       Unrealized
                                  Number of   Expiration    Original    February 28,    Appreciation/
Type                              Contracts      Month        Value         2007       (Depreciation)
-----------------------------------------------------------------------------------------------------
Purchased Contracts
S&P 500
   Index                                         March
   Future                             9          2007      $3,216,375    $3,170,025       $(46,350)
Purchased Contracts (continued)
SPI 200
   Index                                         March
   Future                             9          2007      $  976,937    $1,028,564       $ 51,627
                                                                                          --------
                                                                                             5,277

FORWARD CURRENCY EXCHANGE CONTRACTS

                                 U.S. $
                   Contract     Value on    U.S. $ Value at     Unrealized
                    Amount    Origination     February 28,    Appreciation/
                    (000)         Date            2007        (Depreciation)
----------------------------------------------------------------------------
Sale Contracts:
Swiss Franc
settling 3/15/07     3,260     $2,608,835      $2,678,314        $(69,479)
Swiss Franc
settling 6/15/07     3,890      3,183,306       3,221,117         (37,811)

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $6,101,209.

(b)  Non-income producing security.

(c)  Investment in affiliated money market mutual fund.

     An amount equivalent to U.S. $166,419 has been segregated to collateralize margin requirements for the futures at February 28, 2007.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR         -   American Depositary Receipt
GDR         -   Global Depositary Receipt

Country Breakdown*
 36.3% United States
 10.8% United Kingdom
 10.7% Japan
  7.6% France
  7.2% Germany
  3.8% Netherlands
  3.1% Australia
  2.7% Canada
  2.1% South Korea
  1.8% Italy
  1.5% Switzerland
  1.4% Brazil
  8.2% Other
  2.8% Short Term
-----
100.0% Total Investments
=====

* All data are as of February 28, 2007. The Fund's sector and country breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 1.4% weightings in the following countries: Austria, Belgium, Bermuda, Cayman Islands, China, Hong Kong, Hungary, India, Israel, Singapore, South Korea, Spain, Taiwan and Thailand.

AllianceBernstein Trust Series
International Value Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.1%
Financial - 33.6%
Banking - 20.0%
Bank Hapoalim BM                                      3,986,578   $   18,448,863
Barclays PLC                                         12,179,000      176,605,451
BNP Paribas SA                                        2,093,320      218,284,913
Credit Agricole SA                                    3,312,485      131,958,808
Credit Suisse Group                                   2,640,700      182,462,759
Fortis (Euronext Amsterdam)                           1,292,700       55,543,108
Fortis (Euronext Brussels)                            2,179,900       93,661,795
HBOS PLC                                              8,431,910      178,464,144
Kookmin Bank                                            866,500       77,826,310
Royal Bank of Scotland Group PLC                      5,787,500      227,549,503
Societe Generale                                      1,197,828      201,440,872
Sumitomo Mitsui Financial Group, Inc.                    25,600      249,050,814
                                                                  --------------
                                                                   1,811,297,340
                                                                  --------------
Financial Services - 2.5%
ORIX Corp.                                              842,470      232,081,126
                                                                  --------------
Insurance - 11.1%
Allianz SE                                            1,141,545      245,607,776
Aviva PLC                                            10,162,349      162,722,256
Fondiaria-Sai SpA (ordinary shares)                   1,343,948       61,250,483
Fondiaria-Sai SpA (saving shares)                       184,200        6,463,374
Friends Provident PLC                                 6,104,927       24,608,254
ING Groep NV                                          6,531,302      278,624,269
Muenchener Rueckversicherungs AG                      1,420,900      226,417,474
                                                                  --------------
                                                                   1,005,693,886
                                                                  --------------
                                                                   3,049,072,352
                                                                  --------------
Capital Equipment - 12.3%
Aerospace & Defense - 2.9%
BAE Systems PLC                                      11,358,200       96,736,448
European Aeronautic Defence & Space Co.,
   NV                                                 4,800,930      164,087,017
                                                                  --------------
                                                                     260,823,465
                                                                  --------------
Automobiles - 8.7%
Compagnie Generale des Etablissements
   Michelin-Class B                                   1,518,200      157,711,391
Continental AG                                          404,447       50,442,840
Hyundai Mobis                                         1,231,300      102,722,177
Renault SA                                            2,341,000      277,959,817
Toyota Motor Corp.                                    3,002,400      201,659,279
                                                                  --------------
                                                                     790,495,504
                                                                  --------------

Machinery & Engineering - 0.7%
Sumitomo Heavy Industries Ltd.                        6,129,000       63,143,165
                                                                  --------------
                                                                   1,114,462,134
                                                                  --------------
Industrial Commodities - 11.5%
Chemicals - 3.3%
BASF AG                                               1,785,900      181,645,564
Mitsubishi Chemical Holdings Corp.                    7,068,500       57,408,951
Mitsui Chemicals, Inc.                                7,024,000       61,062,403
                                                                  --------------
                                                                     300,116,918
                                                                  --------------
Forest & Paper - 0.3%
Svenska Cellulosa AB-Class B                            515,100       26,632,594
                                                                  --------------
Metal - Nonferrous - 1.7%
Xstrata PLC                                           3,216,680      150,587,632
                                                                  --------------
Metal - Steel - 6.2%
JFE Holdings, Inc.                                    4,372,500      270,461,447
Mittal Steel Co. NV (Euronext Amsterdam)              1,236,900       62,708,161
Mittal Steel Co. NV (Euronext Paris)                  1,676,695       84,709,513
POSCO                                                   393,200      147,575,355
                                                                  --------------
                                                                     565,454,476
                                                                  --------------
                                                                   1,042,791,620
                                                                  --------------
Energy - 10.4%
Energy Sources - 10.4%
BP PLC                                                3,892,800       39,907,282
China Petroleum & Chemical Corp.-Class H             48,999,500       39,076,226
ENI SpA                                               7,307,300      223,803,399
MOL Hungarian Oil and Gas NyRt                          746,300       79,995,702
PetroChina Co., Ltd.-Class H                         48,200,000       56,389,330
Petroleo Brasileiro SA (NY) (ADR)                     2,378,500      194,038,030
Repsol YPF SA                                         3,254,100      102,995,380
Total SA                                              3,106,200      209,210,773
                                                                  --------------
                                                                     945,416,122
                                                                  --------------
Technology/Electronics - 6.0%
Electrical & Electronics - 0.6%
Compal Electronics, Inc. (GDR) (b)                    6,871,581       29,547,798
Siliconware Precision Industries Co.                 17,449,000       30,669,101
                                                                  --------------
                                                                      60,216,899
                                                                  --------------
Electronic Components & Instruments - 5.4%
AU Optronics Corp.                                   60,159,000       84,652,738
Samsung Electronics Co. Ltd.                             90,500       54,659,748
Sharp Corp.                                           7,551,000      140,693,956
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                         6,802,535       75,508,139
United Microelectronics Corp.                       220,385,399      130,914,231
                                                                  --------------
                                                                     486,428,812
                                                                  --------------
                                                                     546,645,711
                                                                  --------------
Telecommunications - 4.4%
Telecommunications - 4.4%
China Netcom Group Corp Ltd.                         41,571,500       98,150,083
Nippon Telegraph & Telephone Corp.                       20,019      106,048,668

Vodafone Group PLC                                   68,627,365      190,121,927
                                                                  --------------
                                                                     394,320,678
                                                                  --------------
Utilities - 3.7%
Utility (Electric & Gas) - 3.7%
E.ON AG                                               1,364,400      178,856,321
RWE AG                                                1,552,840      158,346,871
                                                                  --------------
                                                                     337,203,192
                                                                  --------------
Medical - 3.5%
Health & Personal Care - 3.5%
AstraZeneca PLC                                       2,054,500      115,210,246
GlaxoSmithKline PLC                                     871,600       24,455,498
Sanofi-Aventis                                        2,120,482      180,054,766
                                                                  --------------
                                                                     319,720,510
                                                                  --------------
Transportation - 3.5%
Transportation - Airlines - 2.0%
Air France-KLM                                        2,342,518      101,534,366
Deutsche Lufthansa AG                                 2,812,700       76,175,659
                                                                  --------------
                                                                     177,710,025
                                                                  --------------
Transportation - Shipping - 1.5%
Mitsui OSK Lines Ltd.                                12,396,000      140,573,081
                                                                  --------------
                                                                     318,283,106
                                                                  --------------
Consumer Staples - 3.4%
Beverages & Tobacco - 2.2%
British American Tobacco PLC                            695,000       21,088,913
Japan Tobacco, Inc.                                      38,741      177,174,319
                                                                  --------------
                                                                     198,263,232
                                                                  --------------
Food & Household Products - 1.2%
J Sainsbury PLC                                      10,354,200      103,636,670
                                                                  --------------
                                                                     301,899,902
                                                                  --------------
Construction & Housing - 1.8%
Building Materials - 0.6%
Buzzi Unicem SpA                                      1,576,061       46,106,666
Italcementi SpA                                         219,700        6,584,970
                                                                  --------------
                                                                      52,691,636
                                                                  --------------
Construction & Housing - 0.7%
George Wimpey PLC                                     1,203,900       13,387,476
Leopalace21 Corp.                                       715,500       22,637,499
Persimmon PLC                                           469,598       12,835,434
Taylor Woodrow PLC                                    2,239,500       17,832,460
                                                                  --------------
                                                                      66,692,869
                                                                  --------------
Real Estate - 0.5%
Sino Land Co.                                        17,804,382       41,000,629
                                                                  --------------
                                                                     160,385,134
                                                                  --------------
Total Common Stocks
   (cost $7,099,359,534)                                           8,530,200,461
                                                                  --------------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.6%
Electronic Components & Instruments - 0.6%
Samsung Electronics Co. Ltd.
   (cost $63,418,510)                                   127,600       59,071,835
                                                                  --------------

SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AllianceBernstein Fixed-Income Shares, Inc.
   - Government STIF Portfolio (c)
   (cost $442,763,462)                              442,763,462      442,763,462
                                                                  --------------
Total Investments - 99.6%
   (cost $7,605,541,506)                                           9,032,035,758
Other assets less liabilities - 0.4%                                  36,039,154
                                                                  --------------
Net Assets - 100.0%                                               $9,068,074,912
                                                                  --------------

FINANCIAL FUTURES CONTRACTS

                                                                Value at       Unrealized
                      Number of   Expiration     Original     February 28,    Appreciation/
Type                  Contracts      Month         Value          2007       (Depreciation)
-------------------------------------------------------------------------------------------
Purchased Contracts
EURO                                 March
   STOXX 50             5,130        2007      $279,569,464   $277,932,874   $(1,636,590)

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the market value of this security amounted to $29,547,798 or 0.3% of net assets.

(c)  Investment in affiliated money market mutual fund.

     An amount equivalent to U.S. $18,975,251 has been segregated to collateralize margin requirements for the futures at February 28, 2007.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


Glossary:
ADR   -   American Depositary Receipt
GDR   -   Global Depositary Receipt

Country Breakdown*
 19.1%  Japan
 17.2%  United Kingdom
 16.4%  France
 12.4%  Germany
  7.1%  Netherlands
  4.9%  South Korea
  3.9%  Taiwan
  3.8%  Italy
  2.2%  Brazil
  2.0%  Switzerland
  1.5%  Hong Kong
  1.1%  China
  3.5%  Other
  4.9%  Short Term
-----
100.0%  Total Investments
=====

* All data are as of February 28, 2007. The Fund's sector and country breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 1.1% weightings in the following countries: Hungary, Israel, Spain, Sweden and Belgium.

AllianceBernstein Trust Series
Small-Mid Cap Value Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                               Shares       U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS - 94.5%
Financial - 22.7%
Major Regional Banks - 4.7%
Central Pacific Financial Corp.                        386,275   $   14,558,705
The South Financial Group, Inc.                         41,417        1,109,147
Susquehanna Bancshares, Inc.                           597,350       14,491,711
Trustmark Corp.                                        387,314       11,077,180
UnionBanCal Corp.                                      137,800        8,429,226
Whitney Holding Corp.                                  385,337       12,222,890
                                                                 --------------
                                                                     61,888,859
                                                                 --------------
Miscellaneous Financial - 0.9%
A.G. Edwards, Inc.                                     171,500       11,012,015
                                                                 --------------
Multi-Line Insurance - 3.5%
Fidelity National Financial, Inc.-Class A              645,000       15,480,000
Radian Group, Inc.                                     248,800       14,293,560
StanCorp Financial Group, Inc.                         330,600       15,934,920
                                                                 --------------
                                                                     45,708,480
                                                                 --------------
Property -  Casualty Insurance - 6.3%
Arch Capital Group Ltd. (a)                            334,400       21,565,456
Aspen Insurance Holdings, Ltd.                         574,400       15,221,600
Old Republic International Corp.                       815,750       18,207,540
PartnerRe, Ltd.                                         61,786        4,292,891
Platinum Underwriters Holdings, Ltd.                   558,625       17,848,069
RenaissanceRe Holdings, Ltd.                           114,000        5,845,920
                                                                 --------------
                                                                     82,981,476
                                                                 --------------
Real Estate Investment Trust - 3.9%
Digital Realty Trust, Inc.                             391,000       15,499,240
FelCor Lodging Trust, Inc.                             552,000       13,016,160
Highland Hospitality Corp.                             400,000        6,564,000
Mid-America Apartment Communities, Inc.                177,000        9,775,710
Strategic Hotels & Resorts, Inc.                       258,400        5,434,152
                                                                 --------------
                                                                     50,289,262
                                                                 --------------
Savings & Loan - 3.4%
Astoria Financial Corp.                                544,750       15,400,083
Provident Financial Services, Inc.                     713,000       12,520,280
Sovereign Bancorp, Inc.                                123,500        3,120,845
Webster Financial Corp.                                281,200       13,888,468
                                                                 --------------
                                                                     44,929,676
                                                                 --------------
                                                                    296,809,768
                                                                 --------------
Capital Equipment - 11.7%

Aerospace & Defense - 1.1%
Goodrich Corp.                                         306,400       15,028,920
                                                                 --------------
Auto Trucks - Parts - 1.3%
ArvinMeritor, Inc.                                     942,000       17,200,920
                                                                 --------------
Electrical Equipment - 3.2%
Acuity Brands, Inc.                                    351,400       19,467,560
Checkpoint Systems, Inc. (a)                           372,200        7,280,232
Cooper Industries, Ltd.-Class A                        166,000       15,228,840
                                                                 --------------
                                                                     41,976,632
                                                                 --------------
Machinery - 3.1%
Kennametal, Inc.                                       263,900       16,150,680
Regal-Beloit Corp.                                     228,400       10,332,816
Terex Corp. (a)                                        207,000       13,628,880
                                                                 --------------
                                                                     40,112,376
                                                                 --------------
Miscellaneous Capital Goods - 3.0%
Hanover Compressor Co. (a)                             749,825       16,458,659
SPX Corp.                                              328,600       22,969,140
                                                                 --------------
                                                                     39,427,799
                                                                 --------------
                                                                    153,746,647
                                                                 --------------
Industrial Resources - 11.2%
Chemicals - 6.1%
Ashland, Inc.                                          235,200       15,424,416
Celanese Corp. Series A                                575,400       16,444,932
Cytec Industries, Inc.                                 267,800       15,751,996
Lubrizol Corp.                                         318,000       16,536,000
Rockwood Holdings, Inc. (a)                            590,000       16,077,500
                                                                 --------------
                                                                     80,234,844
                                                                 --------------
Containers - Metal/Glass/Paper - 1.3%
Owens-Illinois, Inc. (a)                               709,900       16,867,224
                                                                 --------------
Miscellaneous Metals - 2.4%
Commercial Metals Co.                                  234,300        6,452,622
Reliance Steel & Aluminum Co.                          219,000        9,999,540
Silgan Holdings, Inc.                                  302,958       14,908,563
                                                                 --------------
                                                                     31,360,725
                                                                 --------------
Steel - 1.4%
Chaparral Steel Co.                                     90,000        4,484,700
Steel Dynamics, Inc.                                   362,500       13,680,750
                                                                 --------------
                                                                     18,165,450
                                                                 --------------
                                                                    146,628,243
                                                                 --------------
Services - 10.3%
Air Transport - 1.9%
Alaska Air Group, Inc. (a)                             312,600       12,816,600
Continental Airlines, Inc.-Class B (a)                 283,000       11,206,800
                                                                 --------------
                                                                     24,023,400
                                                                 --------------
Business & Public Services - 1.8%
IKON Office Solutions, Inc.                          1,245,000       17,405,100
United Stationers, Inc. (a)                            112,400        6,182,000
                                                                 --------------
                                                                     23,587,100
                                                                 --------------

Miscellaneous Industrial Transportation - 1.6%
GATX Corp.                                             450,925       20,814,698
                                                                 --------------
Truckers - 5.0%
Arkansas Best Corp.                                    240,000        9,472,800
Con-way, Inc.                                          307,325       15,089,657
Laidlaw International, Inc.                            408,600       13,965,948
Ryder System, Inc.                                     287,000       14,763,280
Werner Enterprises, Inc.                               652,000       12,570,560
                                                                 --------------
                                                                     65,862,245
                                                                 --------------
                                                                    134,287,443
                                                                 --------------
Consumer Staples - 9.1%
Beverages  - Soft, Lite & Hard - 1.3%
Molson Coors Brewing Co.-Class B                       201,000       16,972,440
                                                                 --------------
Foods - 2.2%
Corn Products International, Inc.                      351,300       11,231,061
Performance Food Group Co. (a)                         573,900       16,912,833
                                                                 --------------
                                                                     28,143,894
                                                                 --------------
Restaurants - 2.0%
Jack in the Box, Inc. (a)                              205,300       14,030,202
Papa John's International, Inc. (a)                    429,120       12,671,914
                                                                 --------------
                                                                     26,702,116
                                                                 --------------
Retail Stores - Drugs - 0.8%
Longs Drug Stores Corp.                                219,175       10,095,200
                                                                 --------------
Retail Stores - Food - 1.2%
Ruddick Corp.                                          130,750        3,704,148
SUPERVALU, Inc.                                        331,700       12,259,632
                                                                 --------------
                                                                     15,963,780
                                                                 --------------
Tobacco - 1.6%
Universal Corp.                                        398,000       20,962,660
                                                                 --------------
                                                                    118,840,090
                                                                 --------------
Technology - 8.8%
Communication - Equipment Manufacturers - 1.0%
Andrew Corp. (a)                                     1,214,000       12,892,680
                                                                 --------------
Computer Services/Software - 0.8%
CSG Systems International, Inc. (a)                    418,000       10,307,880
                                                                 --------------
Computer/Instrumentation - 0.9%
Celestica, Inc. (a)                                    798,658        5,015,572
Sanmina-SCI Corp. (a)                                1,304,630        4,840,178
Solectron Corp. (a)                                    625,300        2,013,466
                                                                 --------------
                                                                     11,869,216
                                                                 --------------
Miscellaneous Industrial Technology - 1.4%
Arrow Electronics, Inc. (a)                            346,225       13,267,342
Avnet, Inc. (a)                                         47,041        1,720,289
Tech Data Corp. (a)                                     84,600        3,153,888
                                                                 --------------
                                                                     18,141,519
                                                                 --------------
Semiconductors - 3.2%
AVX Corp.                                              188,500        2,880,280
Siliconware Precision Industries Co. (ADR)             710,600        6,452,248
Teradyne, Inc. (a)                                     410,000        6,609,200
Vishay Intertechnology, Inc. (a)                       970,000       13,822,500
Zoran Corp. (a)                                        773,300       12,736,251
                                                                 --------------
                                                                     42,500,479
                                                                 --------------

Technology - 1.5%
CommScope, Inc. (a)                                    511,000       19,658,170
                                                                 --------------
                                                                    115,369,944
                                                                 --------------
Consumer Cyclicals - 7.1%
Autos & Auto Parts OEMS - 1.2%
TRW Automotive Holdings Corp. (a)                      532,525       16,220,711
                                                                 --------------
Home Furnishings - 0.6%
Furniture Brands International, Inc.                   502,500        8,060,100
                                                                 --------------
Household - Appliances/Durables - 1.1%
Briggs & Stratton Corp.                                490,775       14,350,261
                                                                 --------------
Retailers - 2.8%
AutoNation, Inc. (a)                                   378,461        8,311,004
Charming Shoppes, Inc. (a)                             382,900        4,774,763
Office Depot, Inc. (a)                                 200,900        6,702,024
Saks, Inc.                                             845,000       16,325,400
                                                                 --------------
                                                                     36,113,191
                                                                 --------------
Textiles/Shoes - Apparel Manufacturing - 1.4%
Liz Claiborne, Inc.                                    150,500        6,772,500
VF Corp.                                               145,000       11,572,450
                                                                 --------------
                                                                     18,344,950
                                                                 --------------
                                                                     93,089,213
                                                                 --------------
Utilities - 6.7%
Electric Companies - 6.7%
Allegheny Energy, Inc. (a)                             266,400       12,584,736
Constellation Energy Group, Inc.                       167,225       13,155,591
Northeast Utilities                                    556,700       16,177,702
Puget Energy, Inc.                                     409,800       10,109,766
Reliant Energy, Inc. (a)                               981,200       16,592,092
Wisconsin Energy Corp.                                 397,650       19,067,317
                                                                 --------------
                                                                     87,687,204
                                                                 --------------
Consumer Growth - 5.4%
Drugs - 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)                170,400        5,318,184
King Pharmaceuticals, Inc. (a)                         155,000        2,890,750
                                                                 --------------
                                                                      8,208,934
                                                                 --------------
Entertainment - 0.5%
Vail Resorts, Inc. (a)                                 129,100        6,708,036
                                                                 --------------
Hospital Management - 1.7%
Genesis HealthCare Corp. (a)                           190,000       11,979,500
Universal Health Services, Inc.-Class B                177,950       10,296,187
                                                                 --------------
                                                                     22,275,687
                                                                 --------------
Other Medical - 1.6%
PerkinElmer, Inc.                                      850,500       20,156,850
                                                                 --------------
Publishing - 1.0%
Quebecor World, Inc.                                   485,000        6,397,150
Reader's Digest Association, Inc.                      373,700        6,341,689
                                                                 --------------
                                                                     12,738,839
                                                                 --------------
                                                                     70,088,346
                                                                 --------------

Energy - 1.5%
Offshore Drilling - 0.4%
Rowan Cos., Inc.                                       157,300        4,818,099
                                                                 --------------
Oil Well Equipment & Services - 0.1%
Todco-Class A (a)                                       62,500        2,130,000
                                                                 --------------
Oils - Integrated Domestic - 1.0%
Hess Corp.                                             250,200       13,273,110
                                                                 --------------
                                                                     20,221,209
                                                                 --------------
Total Common Stocks
   (cost $1,040,962,848)                                          1,236,768,107
                                                                 --------------
SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 6.3%
AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio (b)
   (cost $82,988,960)                               82,988,960       82,988,960
                                                                 --------------
Total Investments - 100.8%
   (cost $1,123,951,808)                                          1,319,757,067
Other assets less liabilities - (0.8)%                              (10,394,798)
                                                                 --------------
Net Assets - 100.0%                                              $1,309,362,269
                                                                 --------------

(a)  Non-income producing security.

(b)  Investment in affiliated money market mutual fund.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR         -   American Depositary Receipt

AllianceBernstein Trust Series
Value Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
Financial - 32.9%
Banks - NYC - 7.2%
CIT Group, Inc.                                          65,700   $    3,710,079
Citigroup, Inc.                                         966,800       48,726,720
JPMorgan Chase & Co.                                    705,900       34,871,460
                                                                  --------------
                                                                      87,308,259
                                                                  --------------
Finance - Personal Loans - 0.7%
Countrywide Financial Corp.                             234,600        8,980,488
                                                                  --------------
Life Insurance - 2.5%
Genworth Financial, Inc.-Class A                        246,300        8,711,631
MetLife, Inc.                                           174,500       11,019,675
Prudential Financial, Inc.                               59,600        5,420,024
Torchmark Corp.                                          15,700        1,003,544
UnumProvident Corp.                                     188,450        4,034,714
                                                                  --------------
                                                                      30,189,588
                                                                  --------------
Major Regional Banks - 9.1%
Bank of America Corp.                                   767,700       39,052,899
BB&T Corp.                                               61,600        2,616,768
Comerica, Inc.                                           98,400        5,942,376
Fifth Third Bancorp                                     141,700        5,707,676
Keycorp                                                 158,400        5,978,016
Mellon Financial Corp.                                  142,000        6,167,060
National City Corp.                                     255,900        9,685,815
Regions Financial Corp.                                  40,700        1,457,874
SunTrust Banks, Inc.                                    110,200        9,290,962
U.S. Bancorp                                            261,900        9,339,354
Wachovia Corp.                                          180,600        9,999,822
Wells Fargo & Co.                                       164,400        5,704,680
                                                                  --------------
                                                                     110,943,302
                                                                  --------------
Miscellaneous Financial - 3.5%
Goldman Sachs Group, Inc.                                13,900        2,802,240
Lehman Brothers Holdings, Inc.                           16,500        1,209,450
MBIA, Inc.                                              104,900        6,972,703
Merrill Lynch & Co., Inc.                               201,900       16,894,992
MGIC Investment Corp.                                   105,700        6,378,995
Morgan Stanley                                           78,800        5,903,696
Waddell & Reed Financial, Inc.-Class A                   96,900        2,362,422
                                                                  --------------
                                                                      42,524,498
                                                                  --------------
Multi-Line Insurance - 3.4%
American International Group, Inc.                      404,700       27,155,370
Fidelity National Financial, Inc.-Class A               219,500        5,268,000
Hartford Financial Services Group, Inc.                  98,700        9,333,072
                                                                  --------------
                                                                      41,756,442
                                                                  --------------
Property - Casualty Insurance - 3.0%
ACE, Ltd.                                                49,600        2,785,536
Allstate Corp.                                           43,900        2,636,634
Chubb Corp.                                             103,200        5,268,360
Old Republic International Corp.                        273,000        6,093,360
PartnerRe, Ltd.                                          16,000        1,111,680
RenaissanceRe Holdings, Ltd.                             74,800        3,835,744
The Travelers Cos, Inc.                                 205,185       10,415,191
XL Capital Ltd.-Class A                                  68,200        4,842,200
                                                                  --------------
                                                                      36,988,705
                                                                  --------------

Savings & Loan - 3.5%
Astoria Financial Corp.                                 107,000        3,024,890
Federal Home Loan Mortgage Corp.                        171,300       10,994,034
Federal National Mortgage Association                   271,800       15,419,214
Washington Mutual, Inc.                                 297,300       12,807,684
                                                                  --------------
                                                                      42,245,822
                                                                  --------------
                                                                     400,937,104
                                                                  --------------
Energy - 11.7%
Gas Pipelines - 0.1%
El Paso Corp.                                           105,515        1,517,306
                                                                  --------------
Offshore Drilling - 0.4%
GlobalSantaFe Corp.                                      81,000        4,668,030
                                                                  --------------
Oils - Integrated Domestic - 2.4%
ConocoPhillips                                          184,000       12,037,280
Marathon Oil Corp.                                      122,900       11,151,946
Occidental Petroleum Corp.                               26,600        1,228,388
Total SA (ADR)                                           79,900        5,378,868
                                                                  --------------
                                                                      29,796,482
                                                                  --------------
Oils - Integrated International - 8.8%
BP PLC (ADR)                                             90,300        5,566,092
Chevron Corp.                                           457,100       31,361,631
Exxon Mobil Corp.                                       899,900       64,504,832
Royal Dutch Shell PLC (ADR)                              82,600        5,369,826
                                                                  --------------
                                                                     106,802,381
                                                                  --------------
                                                                     142,784,199
                                                                  --------------
Consumer Staples - 10.6%
Beverages - Soft, Lite & Hard - 0.6%
Molson Coors Brewing Co.-Class B                         81,900        6,915,636
PepsiCo, Inc.                                            16,700        1,054,605
                                                                  --------------
                                                                       7,970,241
                                                                  --------------
Foods - 2.6%
Bunge, Ltd.                                              35,700        2,833,152
ConAgra Foods, Inc.                                     149,400        3,769,362
General Mills, Inc.                                      65,700        3,702,852
Kellogg Co.                                             117,200        5,850,624
Kimberly-Clark Corp.                                     94,800        6,456,828
Kraft Foods, Inc.-Class A                                61,800        1,972,656
Sara Lee Corp.                                          395,300        6,506,638
                                                                  --------------
                                                                      31,092,112
                                                                  --------------

Restaurants - 1.2%
McDonald's Corp.                                        321,700       14,064,724
                                                                  --------------
Retail Stores - Food - 1.2%
Kroger Co.                                              275,400        7,069,518
Safeway, Inc.                                           222,100        7,677,997
                                                                  --------------
                                                                      14,747,515
                                                                  --------------
Soaps - 2.9%
Clorox Co.                                               70,000        4,435,200
Colgate-Palmolive Co.                                   101,100        6,810,096
Procter & Gamble Co.                                    376,100       23,878,589
                                                                  --------------
                                                                      35,123,885
                                                                  --------------
Tobacco - 2.1%
Altria Group, Inc.                                      253,500       21,364,980
UST, Inc.                                                74,400        4,319,664
                                                                  --------------
                                                                      25,684,644
                                                                  --------------
                                                                     128,683,121
                                                                  --------------
Utilities - 10.1%
Electric Companies - 3.2%
Allegheny Energy, Inc. (a)                              128,800        6,084,512
Alliant Energy Corp.                                     33,400        1,396,788
Constellation Energy Group, Inc.                         40,700        3,201,869
Dominion Resources, Inc./VA                              69,700        5,961,441
Entergy Corp.                                            83,900        8,280,930
Pinnacle West Capital Corp.                             114,600        5,434,332
TXU Corp.                                               107,500        7,111,125
Wisconsin Energy Corp.                                   23,800        1,141,210
                                                                  --------------
                                                                      38,612,207
                                                                  --------------
Telephone - 6.9%
American Tower Corp.-Class A (a)                        101,200        3,920,488
AT&T, Inc.                                            1,068,460      39,319,328
Crown Castle International Corp. (a)                    102,300        3,351,348
Embarq Corp.-Class W                                     22,820        1,263,087
Sprint Nextel Corp.                                     638,100       12,302,568
Verizon Communications, Inc.                            632,600       23,678,218
                                                                  --------------
                                                                      83,835,037
                                                                  --------------
                                                                     122,447,244
                                                                  --------------
Consumer Growth - 9.1%
Advertising - 0.4%
Interpublic Group of Cos., Inc. (a)                     356,500        4,488,335
                                                                  --------------
Drugs - 4.9%
Eli Lilly & Co.                                          56,000        2,947,840
Merck & Co. Inc.                                        383,700       16,944,192
Pfizer, Inc.                                          1,393,600       34,784,256
Schering-Plough Corp.                                   223,900        5,257,172
                                                                  --------------
                                                                      59,933,460
                                                                  --------------

Entertainment - 2.1%
CBS Corp.-Class B                                       314,500        9,545,075
Time Warner, Inc.                                       577,600       11,754,160
Viacom, Inc.-Class B (a)                                 70,600        2,756,224
The Walt Disney Co.                                      34,000        1,164,840
                                                                  --------------
                                                                      25,220,299
                                                                  --------------
Other Medical - 0.3%
AmerisourceBergen Corp.-Class A                          76,000        4,002,920
                                                                  --------------
Publishing - Newspapers - 0.5%
Gannett Co. Inc.                                         57,700        3,534,702
Tribune Co.                                              77,900        2,339,337
                                                                  --------------
                                                                       5,874,039
                                                                  --------------
Radio - TV Broadcasting - 0.9%
Comcast Corp.-Class A (a)                               444,750       11,438,970
                                                                  --------------
                                                                     110,958,023
                                                                  --------------
Capital Equipment - 6.1%
Aerospace & Defense - 0.5%
Boeing Co.                                               73,800        6,440,526
                                                                  --------------
Auto Trucks - Parts - 1.0%
Cummins, Inc.                                            45,700        6,154,876
Eaton Corp.                                              66,700        5,403,367
                                                                  --------------
                                                                      11,558,243
                                                                  --------------
Defense - 0.6%
Northrop Grumman Corp.                                  109,641        7,877,706
                                                                  --------------
Electrical Equipment - 3.3%
Cooper Industries, Ltd.-Class A                          44,200        4,054,908
General Electric Co.                                  1,021,500       35,670,780
                                                                  --------------
                                                                      39,725,688
                                                                  --------------
Miscellaneous Capital Goods - 0.7%
SPX Corp.                                                67,800        4,739,220
Textron, Inc.                                            38,500        3,553,165
                                                                  --------------
                                                                       8,292,385
                                                                  --------------
                                                                      73,894,548
                                                                  --------------
Technology - 5.5%
Communication - Equipment Manufacturers - 0.8%
Cisco Systems, Inc. (a)                                 113,100        2,933,814
Nokia OYJ (ADR)                                         238,900        5,215,187
Tellabs, Inc. (a)                                       194,300        2,036,264
                                                                  --------------
                                                                      10,185,265
                                                                  --------------
Computer Services/Software - 1.7%
Accenture Ltd.-Class A                                  162,500        5,801,250
Ceridian Corp. (a)                                      116,900        3,813,278
Electronic Data Systems Corp.                           194,600        5,452,692
Microsoft Corp.                                         204,600        5,763,582
                                                                  --------------
                                                                      20,830,802
                                                                  --------------
Computer/Instrumentation - 0.9%
Flextronics International Ltd. (a)                      508,000        5,552,440
Sanmina-SCI Corp. (a)                                   481,000        1,784,510
Solectron Corp. (a)                                     912,700        2,938,894
                                                                  --------------
                                                                      10,275,844
                                                                  --------------

Computers - 1.3%
Hewlett-Packard Co.                                     199,300        7,848,434
International Business Machines Corp.                    85,200        7,924,452
                                                                  --------------
                                                                      15,772,886
                                                                  --------------
Miscellaneous Industrial Technology - 0.3%
Arrow Electronics, Inc. (a)                              63,500        2,433,320
Tech Data Corp. (a)                                      40,900        1,524,752
                                                                  --------------
                                                                       3,958,072
                                                                  --------------
Office Automation - 0.5%
Lexmark International, Inc.-Class A (a)                  98,700        5,977,272
                                                                  --------------
                                                                      67,000,141
                                                                  --------------
Consumer Cyclicals - 5.5%
Autos & Auto Parts OEMS - 2.0%
American Axle & Manufacturing Holdings, Inc.             25,700          630,421
Autoliv, Inc.                                            93,000        5,305,650
BorgWarner, Inc.                                         55,500        4,087,020
DaimlerChrysler AG                                       95,000        6,466,650
Magna International, Inc.-Class A                        49,300        3,628,480
Toyota Motor Corp. (ADR)                                 28,400        3,791,400
                                                                  --------------
                                                                      23,909,621
                                                                  --------------
Household - Appliances/Durables - 0.4%
Black & Decker Corp.                                     56,200        4,735,974
                                                                  --------------
Miscellaneous Consumer Cyclicals - 0.1%
Newell Rubbermaid, Inc.                                  58,950        1,805,049
                                                                  --------------
Retailers - 1.9%
Dillard's, Inc.-Class A                                  95,200        3,179,680
The Gap, Inc.                                           317,100        6,085,149
Limited Brands Inc.                                     188,900        5,228,752
Office Depot, Inc. (a)                                  170,300        5,681,208
Saks, Inc.                                              166,300        3,212,916
                                                                  --------------
                                                                      23,387,705
                                                                  --------------
Textiles/Shoes - Apparel Manufacturing - 0.9%
Jones Apparel Group, Inc.                               114,500        3,769,340
VF Corp.                                                 84,800        6,767,888
                                                                  --------------
                                                                      10,537,228
                                                                  --------------
Toys - 0.2%
Mattel, Inc.                                             94,400        2,455,344
                                                                  --------------
                                                                      66,830,921
                                                                  --------------
Industrial Resources - 4.8%
Chemicals - 2.3%
Avery Dennison Corp.                                     81,800        5,436,428
Dow Chemical Co.                                        192,400        8,427,120
E.I. Du Pont de Nemours & Co.                           119,200        6,049,400
Hercules, Inc. (a)                                       52,109        1,050,517
Lubrizol Corp.                                           70,600        3,671,200
PPG Industries, Inc.                                     56,900        3,769,625
                                                                  --------------
                                                                      28,404,290
                                                                  --------------
Containers - Metal/Glass/Paper - 0.9%
Crown Holdings, Inc. (a)                                207,000        4,727,880
Owens-Illinois, Inc. (a)                                159,900        3,799,224
Sonoco Products Co.                                      66,700        2,469,234
                                                                  --------------

                                                                      10,996,338
                                                                  --------------
Paper - 1.0%
Smurfit-Stone Container Corp. (a)                       316,700        3,908,078
Temple-Inland, Inc.                                     135,800        8,120,840
                                                                  --------------
                                                                      12,028,918
                                                                  --------------
Steel - 0.6%
Arcelor Mittal                                          137,500        6,993,250
                                                                  --------------
                                                                      58,422,796
                                                                  --------------
Services - 0.7%
Railroads - 0.7%
CSX Corp.                                               214,200        8,068,914
                                                                  --------------
Total Common Stocks
   (cost $962,383,221)                                             1,180,027,011
                                                                  --------------
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AllianceBernstein Fixed-Income Shares, Inc.
   - Government STIF Portfolio (b)
   (cost $32,956,035)                                32,956,035       32,956,035
                                                                  --------------
Total Investments - 99.7%
   (cost $995,339,256)                                             1,212,983,046
Other assets less liabilities - 0.3%                                   3,470,093
                                                                  --------------
Net Assets - 100.0%                                               $1,216,453,139
                                                                  --------------

(a)  Non-income producing security.

(b)  Investment in affiliated money market mutual fund.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


Glossary:
ADR         -  American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

   EXHIBIT NO.   DESCRIPTION OF EXHIBIT
   -----------   ----------------------
   3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

   3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust


By: /s/ Marc O. Mayer
    ----------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ----------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007


By: /s/ Joseph J. Mantineo
    ----------------------------------
    Joseph J. Mantineo
    Treasurer and
    Chief Financial Officer

Date: April 23, 2007